Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Cash and Cash Equivalents

	2017 $m	2016 $m
Cash at bank and in hand	164	131
Short-term deposits	4	75

	168	206

Summary of Cash and Cash Equivalents in the Statement of Cash Flows

For the purposes of the Group statement of cash flows, cash and cash equivalents comprise the following:

	2017 $m	2016 $m
Cash at bank and in hand	164	131
Short-term deposits	4	75
	168	206
Bank overdrafts (note 20)	(110)	(89)

	58	117